Preferred Stock	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Notes to Financial Statements
Preferred Stock

The Company is authorized to issue up to 20,000,000 shares of preferred stock, $0.0001 par value per share. The Company's Board of Directors has the authority to amend the Company's Articles of Incorporation, without further shareholder approval, to designate and determine, in whole or in part, the preferences, limitations and relative rights of the preferred stock before any issuance of the preferred stock and to create one or more series of preferred stock.

Series D Convertible Preferred Stock

The Company has designated 85,000 shares of its stock as Series D Preferred stock (“Series D Preferred”).  During the three months ended December 31, 2014 and 2013, the Company did not issue any additional new shares of Series D Preferred. During the fiscal year ended September 30, 2014, the Company exchanged 207 shares of Series D Preferred for 16,907 shares of common stock. Additionally, the Company repurchased 261 shares of Series D Preferred for $312,008 during the fiscal year ended September 30, 2014. As a result of these transactions, there were no shares of Series D Preferred stock outstanding at December 31, 2014.

Dividends

The Series D Preferred is entitled to dividends at the rate equal to 8% per annum calculated on the purchase amount actually paid for the shares or amount of debt converted.  The dividend is payable in cash or shares of common stock at the sole discretion of the Board of Directors. If a dividend is paid in shares of common stock of the Company, the number of shares to be issued is based on the average per share market price of the common stock for the 14-day period immediately preceding the applicable accrual date (i.e., March 31, June 30, September 30, or December 31, as the case may be).  Dividends are payable quarterly, no later than 30 days following the end of the accrual period.

During the three months ended December 31, 2013, the Company issued 483 shares of common stock to pay $9,427 of accrued dividends on the Series D Preferred earned during the three months ended June 30, 2013. As there were no shares of Series D Preferred outstanding at December 31, 2014, the Company did not issue any shares for the payment of dividend during that period.

Convertibility

Each share of Series D Preferred may be converted into thirty (30) shares of common stock, commencing 90 days after the date of issue. During the three months ended December 31, 2014 and 2013, no shares of Series D Preferred were converted shares of common stock. During fiscal year 2013, the Company entered into an employment agreement with an officer. In addition, the officer and the Company mutually agreed that the conversion of the Series D Preferred held by the officer will convert into common stock at a rate of 155% of each share’s original investment; provided that the officer must convert all of his Series D Preferred before the next annual shareholder meeting of the Company. As of December 31, 2014, there were no Series D Preferred outstanding.

Redemption

On January 16, 2014, the Company sent out notices to Series D Preferred shareholders regarding the Company’s election under the Amended and Restated Designation of the Rights and Preferences to redeem 261 shares of Series D Preferred at 120% of the aggregate original investment of $260,007 through the payment of cash totaling $312,007.  The redemption date was February 13, 2014.

Series D Preferred Stock Warrants

As of December 31, 2014, 42,000 warrants to purchase Series D Preferred at an exercise price of $500 per share were issued and outstanding. During the three months ended December 31, 2014, no Series D Preferred warrants were issued or exercised. Subsequent to December 31, 2014, the Company purchased all 42,000 warrants to purchase Series D Preferred (see note 25).

The Company is authorized to issue up to 20,000,000 shares of preferred stock, $0.0001 par value per share. The Company's Board of Directors has the authority to amend the Company's Articles of Incorporation, without further shareholder approval, to designate and determine, in whole or in part, the preferences, limitations and relative rights of the preferred stock before any issuance of the preferred stock and to create one or more series of preferred stock.

Series D Convertible Preferred Stock

The Company has designated 85,000 shares of its stock as Series D Preferred stock (“Series D Preferred”).  During the year ended September 30, 2014 and 2013, the Company did not issue any additional new shares of Series D Preferred, however the Company exchanged 207 shares of Series D Preferred for 16,907 shares of Common Stock. Additionally, the Company repurchased 261 shares of Series D Preferred for $312,008 during the year ended September 30, 2014. As a result of these transactions, there were no shares of Series D Preferred outstanding at September 30, 2014.

Dividends

The Series D Preferred is entitled to dividends at the rate equal to 8% per annum calculated on the purchase amount actually paid for the shares or amount of debt converted.  The dividend is payable in cash or shares of Common Stock at the sole discretion of the Board of Directors. If a dividend is paid in shares of Common Stock of the Company, the number of shares to be issued is based on the average per share market price of the Common Stock for the 14-day period immediately preceding the applicable accrual date (i.e., March 31, June 30, September 30, or December 31, as the case may be).  Dividends are payable quarterly, no later than 30 days following the end of the accrual period.

During the year ended September 30, 2014 and 2013, the Company issued 1,249 and 181,832 shares of Common Stock to pay $24,012 and $1,663,997 of accrued dividends on the Series D Preferred earned during the nine months ended March 31, 2014 and 2013, respectively.

Convertibility

Each share of Series D Preferred stock may be converted into thirty (30) shares of Common Stock, commencing 90 days after the date of issue. During the year ended September 30, 2014 and 2013, 207 and 48,295 shares of Series D Preferred were converted into 16,907 and 1,894,283 shares of Common Stock, respectively. As of September 30, 2014, there were no shares of Series D Preferred outstanding.

Redemption

On January 16, 2014, the Company sent out notices to Series D Preferred shareholders regarding the Company’s election under the Amended and Restated Designation of the Rights and Preferences to redeem 261 shares of Series D Preferred stock at 120% of the aggregate original investment of $260,007 through the payment of cash totaling $312,008.  The redemption date was February 13, 2014.

Series D Preferred Stock Warrants

As of September 30, 2014, 42,000 warrants to purchase Series D Preferred stock at an exercise price of $16.67 per share were issued and outstanding. During the fiscal years ended September 30, 2014 and 2013, no shares of Series D Preferred or warrants were issued or exercised.